Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - EBP 001 - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 44,747,445	$ 41,675,189
Registered Investment Companies
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	40,077,354	36,961,195
Culp, Inc. Common Stock
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,153,883	968,890
Money Market Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	43,493	42,054
Investment Excluding Common Collective Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	41,274,730	37,972,139
Common and Collective Trust Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	3,472,715	3,703,050
Quoted prices in active markets for identical assets | Registered Investment Companies
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	40,077,354	36,961,195
Quoted prices in active markets for identical assets | Culp, Inc. Common Stock
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,153,883	968,890
Quoted prices in active markets for identical assets | Money Market Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Quoted prices in active markets for identical assets | Investment Excluding Common Collective Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	41,231,237	37,930,085
Significant other observable inputs | Registered Investment Companies
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant other observable inputs | Culp, Inc. Common Stock
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant other observable inputs | Money Market Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	43,493	42,054
Significant other observable inputs | Investment Excluding Common Collective Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	43,493	42,054
Significant unobservable inputs | Registered Investment Companies
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant unobservable inputs | Culp, Inc. Common Stock
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant unobservable inputs | Money Market Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant unobservable inputs | Investment Excluding Common Collective Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Fair Value Measured at Net Asset Value Per Share | Common and Collective Trust Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 3,472,715	$ 3,703,050